UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 38.88%

Consumer Discretionary - 5.44%
Ford Motor Co.	9,475	$118,532
The Walt Disney Co.	1,549	147,960
VF Corp.	2,150	139,987
Whirlpool Corp.	1,800	279,576
		686,055
Consumer Staples - 3.59%
Philip Morris International, Inc.	1,835	167,040
The Procter & Gamble Co.	1,672	134,245
Walgreens Boots Alliance, Inc.	1,917	151,328
		452,613
Energy - 2.91%
EOG Resources, Inc.	2,286	147,996
Schlumberger Ltd.	3,053	218,961
		366,957
Financials - 7.57%
Bank of America Corp.	16,118	201,797
BlackRock, Inc.	478	149,117
Chubb Ltd.	1,401	161,858
US Bancorp	3,835	147,724
Visa, Inc.	2,103	152,236
Wells Fargo & Co.	3,018	141,605
		954,337
Health Care - 9.81%
Abbott Laboratories	3,582	138,767
AbbVie, Inc.	4,443	242,632
Amgen, Inc.	1,348	191,793
* Celgene Corp.	1,358	136,927
Gilead Sciences, Inc.	2,708	236,273
Johnson & Johnson	1,585	166,758
Pfizer, Inc.	4,157	123,338
		1,236,488
Industrials - 2.69%
Deere & Co.	2,081	166,855
Eaton Corp. PLC	3,043	172,569
		339,424
Information Technology - 6.87%
* Alphabet, Inc.	210	150,616
Apple, Inc.	3,024	292,391
Intel Corp.	4,709	139,339
Microsoft Corp.	2,925	148,824
Skyworks Solutions, Inc.	2,041	135,624
		866,794

Total Common Stocks (Cost $5,256,937)		4,902,668

		(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 41.51%
Consumer Staples Select Sector SPDR Fund		22,094	$1,125,026
Financial Select Sector SPDR Fund		18,736	395,142
iShares Core S&P 500 ETF		2,169	421,892
iShares Core U.S. Aggregate Bond ETF		7,944	874,555
iShares MSCI EAFE ETF		13,004	697,405
Utilities Select Sector SPDR Fund		14,196	657,275
Vanguard Total International Bond ETF		19,624	1,063,425

Total Exchange-Traded Products (Cost $5,311,023)			5,234,720

SHORT-TERM INVESTMENT - 17.59%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%	2,217,549	2,217,549

Total Short-Term Investment (Cost $2,217,549)			2,217,549

Total Value of Investments (Cost $12,785,509)(a) - 97.98%			$12,354,937

Other Assets Less Liabilities - 2.02%			254,189

Net Assets - 100.00%			$12,609,126

§ Represents 7 day effective yield
* Non-income producing investment

The following acronym is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.44%	$686,055
Consumer Staples	3.59%	452,613
Energy	2.91%	366,957
Financials	7.57%	954,337
Health Care	9.81%	1,236,488
Industrials	2.69%	339,424
Information Technology	6.87%	866,794
Exchange-Traded Products	41.51%	5,234,720
Short-Term Investment	17.59%	2,217,549
Other Assets Less Liabilities	2.02%	254,189
Total	100.00%	$12,609,125

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$156,736
Aggregate Gross Unrealized Depreciation	(587,308)

Net Unrealized Depreciation	$(430,572)

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,902,668	$4,902,668	$-	$-
Exchange-Traded Products	5,234,720	5,234,720	-	-
Short-Term Investment	2,217,549	2,217,549	-	-
Total	$12,354,937	$12,354,937	$-	$-

Cavalier Stable Income Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 66.87%
iShares 1-3 Year Treasury Bond ETF		6,012	$510,779
iShares 7-10 Year Treasury Bond ETF		5,506	608,798
iShares 20+ Year Treasury Bond ETF		4,855	635,908
iShares iBoxx $ High Yield Corporate Bond ETF		8,086	647,527
iShares iBoxx $ Investment Grade Corporate Bond ETF		5,678	653,027
iShares TIPS Bond ETF		5,409	609,919
Vanguard Intermediate-Term Bond ETF		7,132	608,645
Vanguard Long-Term Bond ETF		6,417	580,161
Vanguard REIT ETF		11,464	879,403
VelocityShares Daily Inverse VIX Short-Term ETN		4,521	85,176

Total Exchange-Traded Products (Cost $5,803,994)			5,819,343

SHORT-TERM INVESTMENT - 36.93%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%	3,213,248	3,213,248

Total Short-Term Investment (Cost $3,213,248)			3,213,248

Total Value of Investments (Cost $9,017,242) (a) - 103.80%			$9,032,591

Liabilities in Excess of Other Assets - (3.80)%			(330,715)

Net Assets - 100.00%			$8,701,876

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	66.87%	$5,819,343
Short-Term Investment	36.93%	3,213,248
Liabilities in Excess of Other Assets	-3.80%	(330,715)
Total	100.00%	$8,701,876

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$72,922
Aggregate Gross Unrealized Depreciation			(57,573)

Net Unrealized Appreciation			$15,349

			(Continued)

Cavalier Stable Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Stable Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Stable Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$5,819,343	$5,819,343	$-	$-
Short-Term Investment	3,213,248	3,213,248	-	-
Total	$9,032,591	$9,032,591	$-	$-

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 94.25%

First Trust DJ Global Select Dividend Index Fund		15,784	$334,779
iShares 1-3 Year Treasury Bond ETF		3,869	328,710
iShares Short Treasury Bond ETF		3,893	429,515
SPDR S&P Dividend ETF		4,766	354,400
SPDR S&P 500 ETF Trust		2,153	416,282

Total Exchange-Traded Products (Cost $1,874,641)			1,863,686

Total Value of Investments (Cost $1,874,641)(a) - 94.25%			$1,863,686

Other Assets Less Liabilities - 5.75%			113,627

Net Assets - 100.00%			$1,977,313

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	94.25%	$1,863,686
Other Assets Less Liabilities	5.75%	113,627
Total	100.00%	$1,977,313

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$9,199
Aggregate Gross Unrealized Depreciation			(20,154)

Net Unrealized Depreciation			$(10,955)

			(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,863,686	$1,863,686	$-	$-
Total	$1,863,686	$1,863,686	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 75.67%
Consumer Discretionary Select Sector SPDR Fund		267,570	$19,917,911
First Trust Consumer Staples AlphaDEX Fund		461,587	20,526,774
First Trust Utilities AlphaDEX Fund		867,787	20,670,686

Total Exchange Traded Products (Cost $59,699,251)			61,115,371

SHORT-TERM INVESTMENT - 48.95%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%	39,540,651	39,540,651

Total Short-Term Investment (Cost $39,540,651)			39,540,651

Total Value of Investments (Cost $99,239,902)(a) - 124.62%			$100,656,022

Liabilities in Excess of Other Assets - (24.62)%			(19,884,689)

Net Assets - 100.00%			$80,771,333

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	75.67%	$61,115,371
Short-Term Investment	48.95%	39,540,651
Liabilities in Excess of Other Assets	-24.62%	(19,884,689)
Total	100.00%	$80,771,333

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$1,624,022
Aggregate Gross Unrealized Depreciation			(207,902)

Net Unrealized Appreciation			$1,416,120

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$61,115,371	$61,115,371	$-	$-
Short-Term Investment	39,540,651	39,540,651	-	-
Total	$100,656,022	$100,656,022	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.88%
iShares Short Treasury Bond ETF		73,415	$8,099,877
VelocityShares Daily Inverse VIX Short-Term ETN		23,936	450,954

Total Exchange-Traded Products (Cost $8,564,059)			8,550,831

SHORT-TERM INVESTMENT - 3.02%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%	266,391	266,391

Total Short-Term Investment (Cost $266,391)			266,391

Total Value of Investments (Cost $8,830,450)(a) - 99.90%			$8,817,222

Other Assets Less Liabilities - 0.10%			9,014

Net Assets - 100.00%			$8,826,236

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	96.88%	$8,550,831
Short-Term Investment	3.02%	266,391
Other Assets Less Liabilities	0.10%	9,014
Total	100.00%	$8,826,236

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$1,468
Aggregate Gross Unrealized Depreciation			(14,696)

Net Unrealized Depreciation			$(13,228)

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$8,550,831	$8,550,831	$-	$-
Short-Term Investment	266,391	266,391	-	-
Total	$8,817,222	$8,817,222	$-	$-

Cavalier Hedged Equity Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 86.60%
	iShares 1-3 Year Treasury Bond ETF		6,068	$515,537
	iShares Short Treasury Bond ETF		44,536	4,913,657
	VelocityShares Daily Inverse VIX Short-Term ETN		6,383	120,256

	Total Exchange-Traded Products (Cost $5,550,140)			5,549,450

SHORT-TERM INVESTMENT - 13.18%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%		844,677	844,677

	Total Short-Term Investment (Cost $844,677)			844,677

Total Value of Investments (Cost $6,394,817)(a) - 99.78%				$6,394,127

Other Assets Less Liabilities - 0.22%				14,332

Net Assets - 100.00%				$6,408,459

§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Products	86.60%	$5,549,450
	Short-Term Investment	13.18%	844,677
	Other Assets Less Liabilities	0.22%	14,332
	Total	100.00%	$6,408,459

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation			$3,229
	Aggregate Gross Unrealized Depreciation			(3,919)

	Net Unrealized Depreciation			$(690)

				(Continued)

Cavalier Hedged Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Hedged Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$5,549,450	$5,549,450	$-	$-
Short-Term Investment	844,677	844,677	-	-
Total	$6,394,127	$6,394,127	$-	$-

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 5.31%

Energy - 0.87%
Exxon Mobil Corp.	497	$39,834

Financials - 1.29%
American International Group, Inc.	379	19,026
JPMorgan Chase & Co.	358	20,155
Wells Fargo & Co.	432	20,269
		59,450
Health Care - 1.80%
Johnson & Johnson	298	31,353
Merck & Co., Inc.	619	31,080
Pfizer, Inc.	689	20,443
		82,876
Information Technology - 1.35%
Apple, Inc.	323	31,231
Microsoft Corp.	601	30,579
		61,810

Total Common Stocks (Cost $246,768)		243,970

EXCHANGE-TRADED PRODUCTS - 56.71%
Alerian MLP ETF	1,988	20,119
Consumer Discretionary Select Sector SPDR Fund	1,160	86,350
Consumer Staples Select Sector SPDR Fund	604	30,756
Deutsche X-trackers MSCI Europe Hedged Equity ETF	5,359	128,884
Energy Select Sector SPDR Fund	366	20,708
Financial Select Sector SPDR Fund	993	20,942
First Trust Consumer Discretionary AlphaDEX Fund	930	30,746
First Trust Developed Markets ex-US AlphaDEX Fund	1,756	75,174
First Trust Dorsey Wright International Focus 5 ETF	5,691	89,519
First Trust Enhanced Short Maturity ETF	1,666	99,760
* First Trust Global Tactical Commodity Strategy Fund	2,104	41,323
First Trust Large Cap Core AlphaDEX Fund	1,952	81,145
First Trust Large Cap Growth AlphaDEX Fund	1,780	81,150
First Trust Large Cap Value AlphaDEX Fund	2,157	81,017
First Trust S&P REIT Index Fund	3,371	71,600
iShares 20+ Year Treasury Bond ETF	734	96,139
iShares Core S&P Mid-Cap ETF	1,171	156,047
iShares Core S&P Small-Cap ETF	1,061	110,832
iShares Floating Rate Bond ETF	619	31,092
iShares iBoxx $ Investment Grade Corporate Bond ETF	708	81,427
iShares Nasdaq Biotechnology ETF	246	62,506
iShares TIPS Bond ETF	719	81,074

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued
	PowerShares Buyback Achievers Portfolio			749	$32,125
	Powershares Dynamic Pharmaceuticals Portfolio			876	51,859
	PowerShares Global Listed Private Equity Portfolio			3,243	30,679
	Powershares QQQ Trust Series 1			825	84,563
	PowerShares Variable Rate Preferred Portfolio			871	20,364
*	SPDR Gold Shares			679	80,557
	Utilities Select Sector SPDR Fund			1,317	60,977
	Vanguard Consumer Staples ETF			715	92,657
	Vanguard Extended Duration Treasury ETF			308	39,344
	Vanguard FTSE Developed Markets ETF			5,766	193,853
	Vanguard FTSE Emerging Markets ETF			3,421	105,127
	Vanguard Intermediate-Term Government Bond ETF			604	40,009
	Vanguard S&P 500 ETF			975	172,946
	Vanguard Total International Bond ETF			372	20,159

	Total Exchange-Traded Products (Cost $2,743,972)				2,603,529

SHORT-TERM INVESTMENT - 37.32%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%			1,713,547	1,713,547

	Total Short-Term Investment (Cost $1,713,547)				1,713,547

Total Value of Investments (Cost $4,704,287)(a) - 99.34%					$4,561,046

Other Assets Less Liabilities - 0.66%					30,370

Net Assets - 100.00%					$4,591,416

§	Represents 7 day effective yield		*	Non-income producing investment

	Summary of Investments
		% of Net
	Sector	Assets		Value
	Energy	0.87%		$39,834
	Financials	1.29%		59,450
	Health Care	1.80%		82,876
	Information Technology	1.35%		61,810
	Exchange-Traded Products	56.71%		2,603,529
	Short-Term Investment	37.32%		1,713,547
	Other Assets Less Liabilities	0.66%		30,370
	Total	100.00%		$4,591,416

					(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$17,846
Aggregate Gross Unrealized Depreciation	(161,087)

Net Unrealized Depreciation	$(143,241)

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Multi Strategist Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$243,970	$243,970	$-	$-
Exchange-Traded Products	2,603,529	2,603,529	-	-
Short-Term Investment	1,713,547	1,713,547	-	-
Total	$4,561,046	$4,561,046	$-	$-

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 41.59%
Guggenheim S&P Equal Weight Consumer Staples ETF		18,620	$2,192,505
iShares 20+ Year Treasury Bond ETF		6,223	815,088
PowerShares KBW Property & Casualty Insurance Portfolio		17,076	789,253
PowerShares S&P SmallCap Utilities Portfolio		51,241	2,205,413

Total Exchange-Traded Products (Cost $5,871,796)			6,002,259

SHORT-TERM INVESTMENT - 61.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%	8,882,656	8,882,656

Total Short-Term Investment (Cost $8,882,656)			8,882,656

Total Value of Investments (Cost $14,754,452)(a) - 103.14%			$14,884,915

Liabilities in Excess of Other Assets - (3.14)%			(452,698)

Net Assets - 100.00%			$14,432,217

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	41.59%	$6,002,259
Short-Term Investment	61.55%	8,882,656
Liabilities in Excess of Other Assets	-3.14%	(452,698)
Total	100.00%	$14,432,217

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$166,855
Aggregate Gross Unrealized Depreciation			(36,392)

Net Unrealized Appreciation			$130,463

			(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Global Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,002,259	$6,002,259	$-	$-
Short-Term Investment	8,882,656	8,882,656	-	-
Total	$14,884,915	$14,884,915	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 93.99%

Consumer Discretionary - 24.20%
*	AutoZone, Inc.	1,955	$1,514,284
*	Ctrip.com International Ltd.	5,000	204,600
	Darden Restaurants, Inc.	32,400	2,069,712
	DR Horton, Inc.	3,650	97,528
*	Installed Building Products, Inc.	4,900	109,466
*	LGI Homes, Inc.	9,000	213,660
	Lowe's Cos., Inc.	19,000	1,283,070
*	Norwegian Cruise Line Holdings Ltd.	5,500	270,215
*	O'Reilly Automotive, Inc.	5,800	1,509,856
*	Smith & Wesson Holding Corp.	23,200	588,352
	Starbucks Corp.	17,600	1,024,496
	The Home Depot, Inc.	6,400	794,368
	Time Warner Cable, Inc.	3,800	725,268
*	Ulta Salon Cosmetics & Fragrance, Inc.	13,200	2,180,508
			12,585,383
Consumer Staples - 26.01%
*μ	Adecoagro SA	12,400	161,696
	Altria Group, Inc.	24,700	1,520,779
	Cal-Maine Foods, Inc.	29,000	1,548,020
	Constellation Brands, Inc.	6,701	947,723
	Dr Pepper Snapple Group, Inc.	16,500	1,510,245
	General Mills, Inc.	8,700	511,995
	Hormel Foods Corp.	35,200	1,496,352
	Reynolds American, Inc.	41,000	2,067,630
	The Clorox Co.	15,600	1,972,152
	The Kroger Co.	39,500	1,576,445
	Treasury Wine Estates Ltd.	31,300	215,657
			13,528,694
Energy - 0.89%
	Nordic American Tankers Ltd.	33,700	465,734
			465,734
Financials - 10.77%
*	CU Bancorp	6,900	150,972
	Equinix, Inc.	415	126,031
	Extra Space Storage, Inc.	23,300	1,914,095
*	FCB Financial Holdings, Inc.	7,000	210,070
	First Internet Bancorp	3,200	83,584
	James River Group Holdings Ltd.	5,700	166,611
	Nasdaq, Inc.	8,000	506,320
	Opus Bank	3,400	109,684
	Oritani Financial Corp.	15,600	263,952
	Public Storage	6,015	1,500,682
	State National Cos., Inc.	24,400	274,988
*	Walker & Dunlop, Inc.	12,700	293,624
			5,600,613
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 5.96%
*	AMN Healthcare Services, Inc.	11,300	$321,259
*	BioSpecifics Technologies Corp.	4,700	166,850
*	China Biologic Products, Inc.	4,200	478,800
	Gilead Sciences, Inc.	13,100	1,142,975
*	INC Research Holdings, Inc.	3,600	142,848
*	iRadimed Corp.	10,000	178,300
*	Ligand Pharmaceuticals, Inc.	3,300	304,524
*	MiMedx Group, Inc.	17,900	147,317
	ResMed, Inc.	3,800	216,258
			3,099,131
Industrials - 8.28%
	Acuity Brands, Inc.	5,800	1,214,694
*	American Woodmark Corp.	3,300	225,357
	Comfort Systems USA, Inc.	15,300	429,165
*	Controladora Vuela Cia de Aviacion SAB de CV	19,600	383,376
*	Energy Focus, Inc.	10,500	133,770
	Equifax, Inc.	3,600	377,568
	Lockheed Martin Corp.	1,900	410,001
	NV5 Global, Inc.	16,204	354,543
	Ryanair Holdings PLC	6,300	523,971
*	Verisk Analytics, Inc.	3,500	254,940
			4,307,385
Information Technology - 14.95%
	Broadcom Ltd.	18,000	2,411,460
*	Fabrinet	10,500	299,775
*	Fiserv, Inc.	3,400	325,142
*	Gigamon, Inc.	9,100	249,067
*μ	Globant SA	9,900	305,415
*	LightPath Technologies, Inc.	75,000	161,250
*	MaxLinear, Inc.	16,800	270,312
*	Palo Alto Networks, Inc.	15,900	2,302,161
*	Photronics, Inc.	22,000	223,740
	Total System Services, Inc.	9,200	400,936
*	VeriSign, Inc.	9,800	828,002
			7,777,260
Materials - 2.43%
*	Headwaters, Inc.	46,700	822,854
	Vulcan Materials Co.	4,500	443,385
			1,266,239
Utilities - 0.50%
	Ormat Technologies, Inc.	6,800	259,488
			259,488

	Total Common Stocks (Cost $48,502,715)		48,889,927

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 11.51%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35%		5,985,934	$5,985,934

	Total Short-Term Investment (Cost $5,985,934)			5,985,934

Total Value of Investments (Cost $55,488,649) - 105.50%				$54,875,861

Liabilities in Excess of Other Assets - (5.50)%				(2,860,307)

Net Assets - 100.00%				$52,015,554

§	Represents 7 day effective yield
*	Non-income producing investment
μ	American Depository Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	24.20%	$12,585,383
	Consumer Staples	26.01%	13,528,694
	Energy	0.89%	465,734
	Financials	10.77%	5,600,613
	Health Care	5.96%	3,099,131
	Industrials	8.28%	4,307,385
	Information Technology	14.95%	7,777,260
	Materials	2.43%	1,266,239
	Utilities	0.50%	259,488
	Short-Term Investment	11.51%	5,985,934
	Liabilities in Excess of Other Assets	-5.50%	(2,860,307)
	Total	100.00%	$52,015,554

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$1,925,840
Aggregate Gross Unrealized Depreciation				(1,538,628)

	Net Unrealized Appreciation			$387,212

				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$48,889,927	$48,889,927	$-	$-
Short-Term Investment	5,985,934	5,985,934	-	-
Total	$54,875,861	$54,875,861	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 6, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds